Revenue from contracts with customers - Assets and liabilities related to contracts with customers (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the period	£ (203,975)	£ (157,702)	£ (176,283)
Recognized in revenue during the period	146,080	126,256	134,384
Cash received/amounts invoiced during the period	(111,975)	(172,529)	(115,803)
Contract liabilities - deferred revenue at end of the period	(169,870)	(203,975)	(157,702)
Current contract assets and contract liabilities
Revenue from contracts with customers
Contract assets - accrued revenue at beginning of the period	39,778	61,819	43,332
Recognized in revenue during the period	94,657	38,994	105,882
Cash received/amounts invoiced during the period	(74,588)	(61,035)	(87,395)
Contract assets - accrued revenue at end of the period	59,847	39,778	61,819
Contract liabilities - deferred revenue at beginning of the period	(198,628)	(149,643)	(169,624)
Recognized in revenue during the period	146,080	126,256	134,384
Cash received/amounts invoiced during the period	(111,975)	(172,529)	(115,803)
Reclassified between current and non-current during the period	(1,201)	(2,712)	1,400
Contract liabilities - deferred revenue at end of the period	(165,724)	(198,628)	(149,643)
Non-current contract assets and contract liabilities
Revenue from contracts with customers
Contract liabilities - deferred revenue at beginning of the period	(5,347)	(8,059)	(6,659)
Reclassified between current and non-current during the period	1,201	2,712	(1,400)
Contract liabilities - deferred revenue at end of the period	£ (4,146)	£ (5,347)	£ (8,059)